Business Combinations and Disposals - Income Statement Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about business combination [line items]
Loss before income taxes of discontinued operations	$ 3,149		$ 65,669	$ 89,648	$ 49,138
Valora
Disclosure of detailed information about business combination [line items]
Total revenues					10,064
Loss before income taxes of discontinued operations					229
Net loss					(72)
Delek
Disclosure of detailed information about business combination [line items]
Total revenues			3,672
Loss before income taxes of discontinued operations			(5)
Net loss			$ (5)
Sigma Supply
Disclosure of detailed information about business combination [line items]
Total revenues					5,718
Loss before income taxes of discontinued operations					463
Net loss					463
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Total revenues				1,527
Loss before income taxes of discontinued operations				2
Net loss				$ (11)
OK Market
Disclosure of detailed information about business combination [line items]
Total revenues					2,635
Loss before income taxes of discontinued operations					314
Net loss					204
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Total revenues					2,148
Loss before income taxes of discontinued operations					115
Net loss					$ 115

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4